N-2	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0002009714
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this “Amendment”) amends the Annual Report on Form 20-F of TMD Energy Limited (the “Company”) for the transition period from January 1, 2025 to June 30, 2025, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 29, 2025 (the “Original Filing”). The Company is filing this Amendment in response to a comment letter received from the staff of the Division of Corporation Finance of the SEC dated April 15, 2026 (the “Comment Letter”), regarding the classification of advances to related parties in the Company’s Consolidated Statements of Cash Flows.This Amendment revises the Consolidated Statements of Cash Flows for the six months ended June 30, 2025 and the year ended December 31, 2024. Additionally, this Amendment includes corresponding conforming revisions to the Cash Flows and Working Capital discussion under Item 5. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment No. 1 also includes, as Exhibits 12.1 and 12.2, the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, and, as Exhibits 13.1 and 13.2, the certifications of the Chief Executive Officer and the Chief Financial Officer of the Company pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Except as expressly set forth in this Amendment, the Original Filing has not been amended, updated or otherwise modified. This Amendment does not reflect events that may have occurred after the date of the Original Filing or modify or update any disclosures that may have been affected by such events.
Securities Act File Number	001-42604
Document Type	20-F/A
Document Registration Statement	false
Entity Registrant Name	TMD ENERGY LIMITED
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	50480
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	50480
City Area Code	+603
Local Phone Number	6419 1266
Contact Personnel Name	Dato’ Sri Kam Choy Ho